Label	Element	Value
MATTHEWS PACIFIC TIGER FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000923184_SupplementTextBlock	SUPPLEMENT DATED AUGUST 24, 2015 TO THE INSTITUTIONAL CLASS PROSPECTUS OF MATTHEWS ASIA FUNDS DATED APRIL 30, 2015 (AS SUPPLEMENTED)
Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS PACIFIC TIGER FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Matthews Pacific Tiger Fund (MIPTX) will resume accepting orders to purchase shares from new investors effective August 24, 2015.

As of August 24, 2015, all references in the Prospectus to the Matthews Pacific Tiger Fund being closed to new investors (including page 16 of the Prospectus) or investing in or exchanging shares into a closed fund, and the information under the caption “Who Can Invest in a Closed Fund?” (page 79 of the Prospectus) are hereby removed in their entirety.

Please refer to page 76 of the Prospectus for information on how to purchase shares of the Matthews Pacific Tiger Fund.

Please retain this Supplement with your records.